FI - Quantitative information about level 3 assets at fair value (Details 15) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 0	SFr 1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets		0	174
Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 30	46	70
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	8,814	8,754	12,765
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	2,076	2,292	3,977
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,260	1,412	1,674
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 621	SFr 387
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(60.00%)	(60.00%)
Volatility (in %)	0.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	98.00%
Volatility (in %)	178.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	68.00%	55.00%
Volatility (in %)	30.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 444
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		37
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		952
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		230
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 441	SFr 545
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	118.00%	139.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	94.00%	84.00%
Trading assets | Debt securities | Debt securities issued by foreign governments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 232	SFr 270
Trading assets | Debt securities | Debt securities issued by foreign governments | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	140
Trading assets | Debt securities | Debt securities issued by foreign governments | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	140
Trading assets | Debt securities | Debt securities issued by foreign governments | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	140
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 269	SFr 320	605
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	1.00%	1.00%
Discount rate (in %)	1.00%	1.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	22.00%	36.00%
Discount rate (in %)	26.00%	24.00%
Default rate (in %)	11.00%	12.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	8.00%	10.00%
Discount rate (in %)	7.00%	11.00%
Default rate (in %)	3.00%	4.00%
Loss severity (in %)	63.00%	57.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 16	65
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)		14.00%
Prepayment rate (in %)		0.00%
Discount rate (in %)		8.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)		14.00%
Prepayment rate (in %)		5.00%
Discount rate (in %)		16.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)		14.00%
Prepayment rate (in %)		4.00%
Discount rate (in %)		14.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 126	1,165
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		464
Prepayment rate (in %)		5.00%
Discount rate (in %)		5.00%
Default rate (in %)		2.00%
Loss severity (in %)		0.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		669
Prepayment rate (in %)		20.00%
Discount rate (in %)		13.00%
Default rate (in %)		5.00%
Loss severity (in %)		80.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		553
Prepayment rate (in %)		13.00%
Discount rate (in %)		8.00%
Default rate (in %)		3.00%
Loss severity (in %)		34.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 132	SFr 163	240
Trading assets | Equity securities | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 49	SFr 67
Trading assets | Equity securities | Vendor price | Minimum
Unobservable input
Price (in actuals)	0	0
Trading assets | Equity securities | Vendor price | Maximum
Unobservable input
Price (in actuals)	355	2,080
Trading assets | Equity securities | Vendor price | Weighted average
Unobservable input
Price (in actuals)	1	10
Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 76	SFr 81
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	2	2
Price (in %)	100.00%	18.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	9	9
Price (in %)	100.00%	100.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	6	7
Price (in %)	100.00%	67.00%
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,298	SFr 3,289	4,305
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 507	SFr 801	748
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	0.00%	20.00%
Prepayment rate (in %)	1.00%	6.00%
Volatility skew (in %)	(4.00%)	(4.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	26.00%	34.00%
Volatility skew (in %)	0.00%	1.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	69.00%	72.00%
Prepayment rate (in %)	9.00%	17.00%
Volatility skew (in %)	(2.00%)	(1.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 673	SFr 634	688
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	3	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	3.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	16.00%	1.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	2,147	956
Prepayment rate (in %)	12.00%	14.00%
Recovery rate (in %)	68.00%	45.00%
Discount rate (in %)	28.00%	50.00%
Default rate (in %)	20.00%	20.00%
Loss severity (in %)	85.00%	100.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	269	217
Prepayment rate (in %)	6.00%	6.00%
Recovery rate (in %)	8.00%	20.00%
Discount rate (in %)	15.00%	16.00%
Default rate (in %)	4.00%	5.00%
Loss severity (in %)	56.00%	64.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,054	SFr 833	914
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(40.00%)	(60.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	2.00%	0.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	98.00%
Gap risk (in %)	4.00%	2.00%
Volatility (in %)	178.00%	105.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	74.00%	90.00%
Correlation (in %)	80.00%	65.00%
Gap risk (in %)	1.00%	1.00%
Volatility (in %)	34.00%	64.00%
Trading assets | Derivative instruments | Foreign exchange derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 258	SFr 188
Trading assets | Derivative instruments | Foreign exchange derivatives | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 218
Trading assets | Derivative instruments | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(23.00%)
Prepayment rate (in %)	21.00%
Volatility (in %)	80.00%
Trading assets | Derivative instruments | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%
Prepayment rate (in %)	26.00%
Volatility (in %)	90.00%
Trading assets | Derivative instruments | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	24.00%
Prepayment rate (in %)	23.00%
Volatility (in %)	85.00%
Trading assets | Derivative instruments | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 28
Trading assets | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	95.00%
Trading assets | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	95.00%
Trading assets | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	95.00%
Trading assets | Derivative instruments | Other derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 806	833
Trading assets | Derivative instruments | Other derivatives | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2
Mortality rate (in %)	87.00%
Trading assets | Derivative instruments | Other derivatives | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	16
Mortality rate (in %)	106.00%
Trading assets | Derivative instruments | Other derivatives | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	5
Mortality rate (in %)	101.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,308	3,010	4,243
Trading assets | Other | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 249
Trading assets | Other | Option model | Minimum
Unobservable input
Mortality rate (in %)	0.00%
Trading assets | Other | Option model | Maximum
Unobservable input
Mortality rate (in %)	70.00%
Trading assets | Other | Option model | Weighted average
Unobservable input
Mortality rate (in %)	6.00%
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 870	SFr 1,095
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	17	18
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	7	8
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,119	SFr 1,605
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	110.00%	110.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	30.00%	23.00%
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,309	SFr 1,601	1,906
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets		29
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets		271
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,067	SFr 1,301	1,588
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	17	18
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	6
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 300	318
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,324	4,530	6,585
Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	163	158	138
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,543	1,511	1,679
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,235	1,350	1,316
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 422	SFr 849
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	105	117
Recovery rate (in %)	25.00%	18.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,730	973
Recovery rate (in %)	87.00%	87.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	394	292
Recovery rate (in %)	56.00%	73.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 739	SFr 280
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	130.00%	102.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	82.00%	88.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16,349	SFr 16,642	23,390
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	166	42	72
Commercial and industrial loans
Quantitative information about level 3 assets at fair value
Fair value, assets	1,949	2,207	3,816
Commercial and industrial loans | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,531	SFr 1,924
Commercial and industrial loans | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	159	89
Commercial and industrial loans | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,184	1,116
Commercial and industrial loans | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	582	420
Commercial and industrial loans | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 306	SFr 250
Commercial and industrial loans | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Commercial and industrial loans | Market comparable | Maximum
Unobservable input
Price (in %)	99.00%	99.00%
Commercial and industrial loans | Market comparable | Weighted average
Unobservable input
Price (in %)	65.00%	56.00%
Financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,391	SFr 1,480	1,829
Financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,157	SFr 1,426
Financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	88	43
Financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,071	1,430
Financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	596	371
Financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 73
Financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	1.00%
Financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%
Financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	74.00%
Real estate
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 515	SFr 171
Real estate | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	200
Recovery rate (in %)	25.00%
Real estate | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,522
Recovery rate (in %)	40.00%
Real estate | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	612
Recovery rate (in %)	39.00%
Bank | Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets		0	1
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets		0	174
Bank | Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 30	46	70
Bank | Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	8,814	8,754	12,765
Bank | Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	2,076	2,292	3,977
Bank | Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,260	1,412	1,674
Bank | Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 621	SFr 387
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(60.00%)	(60.00%)
Volatility (in %)	0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	98.00%
Volatility (in %)	178.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	68.00%	55.00%
Volatility (in %)	30.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 444
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		37
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		952
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		230
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 441	SFr 545
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	118.00%	139.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	94.00%	84.00%
Bank | Trading assets | Debt securities | Debt securities issued by foreign governments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 232	SFr 270
Bank | Trading assets | Debt securities | Debt securities issued by foreign governments | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	140
Bank | Trading assets | Debt securities | Debt securities issued by foreign governments | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	140
Bank | Trading assets | Debt securities | Debt securities issued by foreign governments | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	140
Bank | Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 269	SFr 320	605
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	1.00%	1.00%
Discount rate (in %)	1.00%	1.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	22.00%	36.00%
Discount rate (in %)	26.00%	24.00%
Default rate (in %)	11.00%	12.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	8.00%	10.00%
Discount rate (in %)	7.00%	11.00%
Default rate (in %)	3.00%	4.00%
Loss severity (in %)	63.00%	57.00%
Bank | Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 16	65
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)		14.00%
Prepayment rate (in %)		0.00%
Discount rate (in %)		8.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)		14.00%
Prepayment rate (in %)		5.00%
Discount rate (in %)		16.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)		14.00%
Prepayment rate (in %)		4.00%
Discount rate (in %)		14.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 126	1,165
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		464
Prepayment rate (in %)		5.00%
Discount rate (in %)		5.00%
Default rate (in %)		2.00%
Loss severity (in %)		0.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		669
Prepayment rate (in %)		20.00%
Discount rate (in %)		13.00%
Default rate (in %)		5.00%
Loss severity (in %)		80.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		553
Prepayment rate (in %)		13.00%
Discount rate (in %)		8.00%
Default rate (in %)		3.00%
Loss severity (in %)		34.00%
Bank | Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 132	SFr 163	240
Bank | Trading assets | Equity securities | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 49	SFr 67
Bank | Trading assets | Equity securities | Vendor price | Minimum
Unobservable input
Price (in actuals)	0	0
Bank | Trading assets | Equity securities | Vendor price | Maximum
Unobservable input
Price (in actuals)	355	2,080
Bank | Trading assets | Equity securities | Vendor price | Weighted average
Unobservable input
Price (in actuals)	1	10
Bank | Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 76	SFr 81
Bank | Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	2	2
Price (in %)	100.00%	18.00%
Bank | Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	9	9
Price (in %)	100.00%	100.00%
Bank | Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	6	7
Price (in %)	100.00%	67.00%
Bank | Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,298	SFr 3,289	4,305
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 507	SFr 801	748
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	0.00%	20.00%
Prepayment rate (in %)	1.00%	6.00%
Volatility skew (in %)	(4.00%)	(4.00%)
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	26.00%	34.00%
Volatility skew (in %)	0.00%	1.00%
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	69.00%	72.00%
Prepayment rate (in %)	9.00%	17.00%
Volatility skew (in %)	(2.00%)	(1.00%)
Bank | Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 673	SFr 634	688
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	3	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	3.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	16.00%	1.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	2,147	956
Prepayment rate (in %)	12.00%	14.00%
Recovery rate (in %)	68.00%	45.00%
Discount rate (in %)	28.00%	50.00%
Default rate (in %)	20.00%	20.00%
Loss severity (in %)	85.00%	100.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	269	217
Prepayment rate (in %)	6.00%	6.00%
Recovery rate (in %)	8.00%	20.00%
Discount rate (in %)	15.00%	16.00%
Default rate (in %)	4.00%	5.00%
Loss severity (in %)	56.00%	64.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,054	SFr 833	914
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(40.00%)	(60.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	2.00%	0.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	98.00%
Gap risk (in %)	4.00%	2.00%
Volatility (in %)	178.00%	105.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	74.00%	90.00%
Correlation (in %)	80.00%	65.00%
Gap risk (in %)	1.00%	1.00%
Volatility (in %)	34.00%	64.00%
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 258	SFr 188
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 218
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(23.00%)
Prepayment rate (in %)	21.00%
Volatility (in %)	80.00%
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%
Prepayment rate (in %)	26.00%
Volatility (in %)	90.00%
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	24.00%
Prepayment rate (in %)	23.00%
Volatility (in %)	85.00%
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 28
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	95.00%
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	95.00%
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	95.00%
Bank | Trading assets | Derivative instruments | Other derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 806	833
Bank | Trading assets | Derivative instruments | Other derivatives | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2
Mortality rate (in %)	87.00%
Bank | Trading assets | Derivative instruments | Other derivatives | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	16
Mortality rate (in %)	106.00%
Bank | Trading assets | Derivative instruments | Other derivatives | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	5
Mortality rate (in %)	101.00%
Bank | Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,308	3,010	4,243
Bank | Trading assets | Other | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 249
Bank | Trading assets | Other | Option model | Minimum
Unobservable input
Mortality rate (in %)	0.00%
Bank | Trading assets | Other | Option model | Maximum
Unobservable input
Mortality rate (in %)	70.00%
Bank | Trading assets | Other | Option model | Weighted average
Unobservable input
Mortality rate (in %)	6.00%
Bank | Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 870	SFr 1,095
Bank | Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Bank | Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	17	18
Bank | Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	7	8
Bank | Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,119	SFr 1,605
Bank | Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	110.00%	110.00%
Bank | Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	30.00%	23.00%
Bank | Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,309	SFr 1,601	1,906
Bank | Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets		29
Bank | Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets		271
Bank | Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,067	SFr 1,301	1,588
Bank | Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Bank | Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	17	18
Bank | Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	6
Bank | Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 300	318
Bank | Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,324	4,530	6,585
Bank | Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	163	158	138
Bank | Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,543	1,511	1,679
Bank | Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,235	1,350	1,316
Bank | Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 422	SFr 849
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	105	117
Recovery rate (in %)	25.00%	18.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,730	973
Recovery rate (in %)	87.00%	87.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	394	292
Recovery rate (in %)	56.00%	73.00%
Bank | Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 739	SFr 280
Bank | Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	130.00%	102.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	82.00%	88.00%
Bank | Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16,349	SFr 16,642	23,390
Bank | Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	166	42	72
Bank | Commercial and industrial loans
Quantitative information about level 3 assets at fair value
Fair value, assets	1,949	2,207	3,816
Bank | Commercial and industrial loans | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,531	SFr 1,924
Bank | Commercial and industrial loans | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	159	89
Bank | Commercial and industrial loans | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,184	1,116
Bank | Commercial and industrial loans | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	582	420
Bank | Commercial and industrial loans | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 306	SFr 250
Bank | Commercial and industrial loans | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Commercial and industrial loans | Market comparable | Maximum
Unobservable input
Price (in %)	99.00%	99.00%
Bank | Commercial and industrial loans | Market comparable | Weighted average
Unobservable input
Price (in %)	65.00%	56.00%
Bank | Financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,391	SFr 1,480	SFr 1,829
Bank | Financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,157	SFr 1,426
Bank | Financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	88	43
Bank | Financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,071	1,430
Bank | Financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	596	371
Bank | Financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 73
Bank | Financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	1.00%
Bank | Financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%
Bank | Financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	74.00%
Bank | Real estate
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 515	SFr 171
Bank | Real estate | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	200
Recovery rate (in %)	25.00%
Bank | Real estate | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,522
Recovery rate (in %)	40.00%
Bank | Real estate | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	612
Recovery rate (in %)	39.00%